ACQUIRED INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Acquired intangible assets
Acquired intangible assets, net		$ 563
Weland
Acquired intangible assets
Acquired intangible assets, gross	610	596
Less: Accumulated amortization	(128)	(47)
Less: Accumulated impairment	(494)
Exchange difference	12	14
Acquired intangible assets, net		563
Weland | Trademark
Acquired intangible assets
Acquired intangible assets, gross	417	408
Weland | Non-Compete Agreement
Acquired intangible assets
Acquired intangible assets, gross	$ 193	$ 188